Share capital and share premium	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital and share premium
15 Share capital and share premium
Ordinary shares issued and fully paid as at December 31, 2022

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
201,232,560	Ordinary	1	235,659	1,736,469	1,972,128
Total		1	235,659	1,736,469	1,972,128
The total authorized number of ordinary shares is 201,232,560 shares as at December 31, 2022 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2022, 1,478,438 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 91 thousand are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as at December 31, 2021

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
199,754,122	Ordinary	1	234,154	1,736,469	1,970,623
Total		1	234,154	1,736,469	1,970,623
The total authorized number of ordinary shares is 199,754,122 shares as at December 31, 2021 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2021, 2,568,954 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 179 thousand are recognized directly in the accumulated losses. Furthermore, during March 2021, we completed an equity offering for which 17,925,922 shares were issued, all fully paid. Proceeds from the offering, net of commissions and expenses, were approximately USD 341 million. Transaction costs of USD 7,638 thousand related to the offering are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as at December 31, 2020

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
179,259,246	Ordinary	1	219,843	1,478,230	1,698,073
Total		1	219,843	1,478,230	1,698,073
The total authorized number of ordinary shares is 179,259,246 shares as at December 31, 2020 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2020, 6,502,784 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 631 thousand are recognized directly in the accumulated losses. Furthermore, during March 2021, we completed an equity offering for which 15,939,968 shares were issued, all fully paid. Proceeds from the offering, net of commissions and expenses, were approximately USD 231 million. Transaction costs of USD 12,383 thousand related to the offering are recognized directly in the accumulated losses.